Foreclosed Real Estate (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Foreclosed real estate	$ 1,084	$ 425
Residential Real Estate [Member]
Foreclosed real estate	94	243
Commercial Real Estate [Member]
Foreclosed real estate	716	151
Construction and Land Development [Member]
Foreclosed real estate	$ 274	$ 31